Business Acquisition of China Management Software Institute - Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014 Student base [Member]	May 31, 2014 China Management Software Institute [Member]	May 31, 2014 China Management Software Institute [Member] Land use rights [Member]	May 31, 2014 China Management Software Institute [Member] Student base [Member]	May 31, 2014 Property, Plant and Equipment [Member] Minimum [Member] China Management Software Institute [Member]	May 31, 2014 Property, Plant and Equipment [Member] Maximum [Member] China Management Software Institute [Member]	May 31, 2014 Buildings [Member] Minimum [Member] China Management Software Institute [Member]	May 31, 2014 Buildings [Member] Maximum [Member] China Management Software Institute [Member]
Business Acquisition [Line Items]
Cash				$ 68
Other current assets				14
Buildings				16,095
Property, plant and equipment				103
Land use right				1,008
Intangible assets						110
Goodwill	3,692	3,760		1,829
Other current liabilities				(45)
Deferred tax liabilities				(1,727)
Total				$ 17,455
Amortization period							1 year	5 years	23 years 3 months 18 days	45 years 3 months 18 days
Amortization period			1 year 9 months		38 years 6 months	1 year 9 months